Other receivable (Details narrative) - USD ($) $ in Millions	Oct. 12, 2022	Nov. 05, 2021	Sep. 30, 2022	Sep. 30, 2021
Frame work Agreement interest rate			2.05%	2.00%
Shanghai Jiaoda Onlly Co Ltd [Member]
Company received amount	$ 0.4	$ 7.0
Total consideration		71.6
Payment to party		$ 7.0
Frame work Agreement interest rate		15.97%